Operating Segment (Tables)	12 Months Ended
Jan. 31, 2021
Operating Segments
Disclosure of Reconciliation of Segment Revenue to Profit or Loss and Other Comprehensive Income
(a)	Reconciliations

Reconciliation of segment revenue to consolidated statements of profit or loss and other comprehensive income:

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Total segment revenue	89,590	104,153	136,842
Intersegment eliminations	(9,551)	(14,088)	(24,922)
Total revenue	80,039	90,065	111,920

Disclosure of Reconciliation of Segment EBITDA to Profit or Loss and Other Comprehensive Income

The Board meets on a monthly basis to assess the performance of each segment, net operating profit does not include non-operating revenue and expenses such as dividends, fair value gains and losses.

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
Segment EBITDA	690	(16,167)	(25,602)
Any other reconciling items	(68,902)	(37,356)	(24,892)
Income tax (expense)/benefit	(134)	(782)	1,274
Total net loss after tax	(68,346)	(54,305)	(49,220)

Disclosure of Detailed Information About Geographical Information
(b)	Geographical information

In presenting information on the basis of geographical segments, segment revenue is based on the geographical location of customers whereas segment assets are based on the location of the assets.

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
New Zealand	34,131	33,786	40,703
Australia	21,011	24,365	32,065
United States	24,432	30,863	34,156
Europe	465	1,051	4,996
	80,039	90,065	111,920

Disclosure of Detailed Information About Segment Performance
(c)	Segment performance

	Retail NZ$000’s	Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
For the year ended 31 January 2021
Revenue	40,492	7,496	32,051	-	80,039
	40,492	7,496	32,051	-	80,039
Cost of goods sold	(19,188)	(4,636)	(21,604)	(719)	(46,147)
Gross profit	21,304	2,860	10,447	(719)	33,892
Other segment expenses*	(17,359)	(1,425)	(10,096)	-	(28,880)
Unallocated expenses
Administrative expenses	-	-	-	(856)	(856)
Corporate expenses	-	-	-	(9,350)	(9,350)
Other income	-	-	-	4,223	4,223
Other foreign exchange gain	-	-	-	1,661	1,661
EBITDA	3,945	1,435	351	(5,041)	690
Brand transition, restructure and transaction expenses	-	-	-	(22,527)	(22,527)
Finance expense	-	-	-	(8,214)	(8,214)
Interest income	-	-	-	5	5
Impairment expense	-	-	-	(4,895)	(4,895)
Depreciation and amortisation	-	-	-	(8,700)	(8,700)
Fair value gain on foreign exchange contracts	-	-	-	-	-
Unrealised foreign exchange gain	-	-	-	1,981	1,981
Fair value loss on Convertible Notes derivative	-	-	-	(26,552)	(26,552)
Income/(loss) before income tax expense	3,945	1,435	351	(73,943)	(68,212)
Income tax expense	-	-	-	(134)	(134)
Income/(loss) after income tax expense	3,945	1,435	351	(74,077)	(68,346)

* Other segment expenses relate to brand management expenses.

	Retail NZ$000’s	Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
For the year ended 31 January 2020
Revenue	42,576	15,554	31,935	-	90,065
	42,576	15,554	31,935	-	90,065
Cost of goods sold	(19,582)	(11,342)	(20,916)	(4,407)	(56,247)
Gross profit	22,994	4,211	11,020	(4,407)	33,818
Other segment expenses*	(18,784)	(3,112)	(13,659)	-	(35,555)
Unallocated expenses
Administrative expenses	-	-	-	(1,234)	(1,234)
Corporate expenses	-	-	-	(12,772)	(12,772)
Other foreign exchange loss	-	-	-	(424)	(424)
EBITDA	4,210	1,099	(2,639)	(18,837)	(16,167)
Brand transition, restructure and transaction expenses**	-	-	-	(13,687)	(13,687)
Finance expense	-	-	-	(5,213)	(5,213)
Interest income	-	-	-	12	12
Impairment expense	-	-	-	(8,904)	(8,904)
Depreciation and amortisation	-	-	-	(10,603)	(10,603)
Fair value gain on foreign exchange contracts	-	-	-	729	729
Unrealised foreign exchange gain	-	-	-	310	310
Fair value gain/(loss) on Convertible Notes derivative	-	-	-	-	-
Income/(loss) before income tax expense	4,210	1,099	(2,639)	(56,193)	(53,523)
Income tax expense	-	-	-	(782)	(782)
Income/(loss) after income tax expense	4,210	1,099	(2,639)	(56,975)	(54,305)

* Other segment expenses relate to brand management expenses.

** Brand transition, restructure and transaction expenses are shown net of proceeds from the sale of Naked brand and trademarks.

	Retail NZ$000’s	Wholesale NZ$000’s	e-commerce NZ$000’s	Unallocated NZ$000’s	Total NZ$000’s
For the year ended 31 January 2019
Revenue	50,348	29,439	32,133	-	111,920
	50,348	29,439	32,133	-	111,920
Cost of goods sold	(24,616)	(24,582)	(21,248)	(4,034)	(74,480)
Gross profit	25,732	4,857	10,885	(4,034)	37,440
Other segment expenses*	(24,540)	(9,667)	(11,247)	—	(45,454)
Unallocated expenses
Administrative expenses	-	-	-	(1,050)	(1,050)
Corporate expenses	-	-	-	(17,947)	(17,947)
Other foreign exchange gain	-	-	-	1,409	1,409
EBITDA	1,192	(4,810)	(362)	(21,622)	(25,602)
Brand transition, restructure and transaction expenses	-	-	-	(10,075)	(10,075)
Finance expense	-	-	-	(4,041)	(4,041)
Impairment expense	-	-	-	(8,173)	(8,173)
Depreciation and amortisation	-	-	-	(2,382)	(2,382)
Fair value loss on foreign exchange contracts	-	-	-	(1,704)	(1,704)
Unrealised foreign exchange gain	-	-	-	2,258	2,258
Fair value loss on Convertible Notes derivative	-	-	-	(775)	(775)
Income/(loss) before income tax expense	1,192	(4,810)	(362)	(46,514)	(50,494)
Income tax benefit	-	-	-	1,274	1,274
Income/(loss) after income tax expense	1,192	(4,810)	(362)	(45,240)	(49,220)

* Other segment expenses relate to brand management expenses and some corporate expenses.